Risk Management Activities - Effect of Hedges (Details) MWh in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($) MWh	Dec. 31, 2020 CAD ($) MWh	Dec. 31, 2019 USD ($) MWh	Dec. 31, 2019 CAD ($) MWh
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets				$ 2		$ 7
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Notional amount purchased | MWh			16	16	19	19
Hedging instrument, assets				$ 573		$ 678
Gain (loss) on hedge ineffectiveness	$ (33)	$ 47
Interest rate swap | Cash flow hedges | Interest rate risk | U.S. Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 150
Gain (loss) on hedge ineffectiveness	3
Hedging instrument, liabilities				(3)
Interest rate swap | Cash flow hedges | Interest rate risk | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount				75
Gain (loss) on hedge ineffectiveness	4
Hedging instrument, liabilities				(4)
Foreign-denominated debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets				$ 472		$ 483
Gain (loss) on hedge ineffectiveness	$ 11	$ 21
Foreign-denominated debt | Net Investment Hedge | Currency risk | U.S. Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 370		$ 370